SHORT-TERM BORROWINGS - Movement in Borrowing Programs (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 1,585
Net proceeds (repayments) from current borrowings	508		$ 858
Gain on foreign exchange	(136)		107
Short-term borrowings, ending balance	2,255		1,585
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	650		800
Net proceeds (repayments) from current borrowings	0		(150)
Short-term borrowings, ending balance	650		650
US commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 935	$ 746	$ 0	$ 0
Exchange rate on current borrowings	1.25	1.25	0.00	0.00
Net proceeds (repayments) from current borrowings	$ 508	$ 404	$ 1,008	$ 737
Exchange rate on proceeds from current borrowings, net	1.26	1.26	1.37	1.37
Discount on issuance	$ 36	$ 27	$ 12	$ 9
Exchange rate on discounts on issuance of current borrowings	1.33	1.33	1.33	1.33
Gain on foreign exchange	$ 126		$ (85)
Exchange rate on current borrowings	1.36	1.36	1.25	1.25
Short-term borrowings, ending balance	$ 1,605	$ 1,178	$ 935	$ 746